INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1, 2019			$ 206,180
Equity in net earnings of affiliate	$ 1,327	$ 0	1,592	$ 0
Equity in net assets of affiliate at June 30, 2019	200,861		200,861
Hilli LLC
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1, 2019			206,180
Dividend (Note 13)			(6,911)
Equity in net earnings of affiliate			1,592
Equity in net assets of affiliate at June 30, 2019	$ 200,861		$ 200,861